Cover Page	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Tectonic Therapeutic, Inc.
Entity Central Index Key	0001681087
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Tax Identification Number	81-0710585
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	339
Local Phone Number	666-3320
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	2836
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	490 Arsenal Way
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Watertown
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02472
City Area Code	339
Local Phone Number	666-3320
Contact Personnel Name	Daniel Lochner